Stock Based Compensation (Changes and Status of Key Management 2002 Restricted Stock Nonvested Shares) (Details) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Aug. 02, 2011 Key Management 2002 Restricted Stock Plan [Member]	Dec. 31, 2012 Key Management 2002 Restricted Stock Plan [Member]	Dec. 31, 2002 Key Management 2002 Restricted Stock Plan [Member]
Nonvested Shares
Beginning Balance (shares)			16,379
Granted (shares)			0
Vested (shares)			(16,379)
Forfeited (shares)			0
Ending Balance (shares)			0
Weighted Average Fair value
Beginning Balance, weighted average grant date fair value (dollars per share)			$ 45.17
Granted, weighted average grant date fair value (dollars per share)	$ 0	$ 69.37	$ 0.00	$ 25.65
Vested, weighted average grant date fair value (dollars per share)			$ 45.17
Forfeited, weighted average grant date fair value (dollars per share)			$ 0.00
Ending Balance, weighted average grant date fair value (dollars per share)			$ 0.00